Investee Companies	12 Months Ended
Dec. 31, 2022
Investee Companies [Abstract]
INVESTEE COMPANIES

NOTE 4 - INVESTEE COMPANIES:

The following table specifies the Company’s investee companies by percentage of ownership, country of incorporation and status as of the date of these financial statements:

Name	Ownership	Country of incorporation	Status
Brenmiller Energy NL B.V.	100%	The Netherlands	Established on April 26, 2022; in early stages of operations
Brenmiller Energy (Rotem) Ltd.	100%	Israel	Ceased operations in 2022 (Note 8C)
Hybrid Bio-Sol 10 Ltd.	100%	Israel	Not yet commenced operations
Brenmiller Energy U.S. Inc.	100%	United States	Inactive
Rani Zim Sustainable Energy Ltd. *	45%	Israel	Inactive

*	On December 21, 2021, the Company, Rani Zim (a shareholder), a Company owned by one of the Company’s directors and an unrelated party, signed an agreement for the establishment of a new company (incorporated on January 4, 2022), of which the Company and Rani Zim each hold 45% of its shares. The new company was formed as a joint venture that is jointly controlled by the above two main shareholders (“the JV”), and was intended to engage in promoting and marketing energy solutions in the Israeli market. In April 2022, the parties have agreed to put the operations of the JV on hold until further notice.